14. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

Fincera’s operations include the leasing of commercial property at the Kaiyuan Finance Center. The leases thereon expire at various dates through 2023. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2018:

Year Ending December 31,	Future Minimum Rentals
RMB
2019	66,005
2020	30,538
2021	2,384
2022	—
2023	—
Total	98,927

There are no contingent rentals as of December 31, 2018.